RECOVERABLE TAXES (Details Narrative) - BRL (R$)		12 Months Ended
	May 13, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total current		R$ 12,949,000,000	R$ 15,456,000,000
Non-current assets		39,097,000,000	38,627,000,000
P I S And Paseptaxes And Cofins [Member]
IfrsStatementLineItems [Line Items]
[custom:RecognizedOperationalRevenue]	R$ 18	220
Total current		1,826
Non-current assets		1,651
Current excise tax payables		R$ 1,786	R$ 1,275